Overview and Basis of Presentation	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Overview and Basis of Presentation

1. Overview and Basis of Presentation

Metromile, Inc. (together with its consolidated subsidiaries, the “Company”) formerly known as INSU Acquisition Corp. II (“INSU”), was incorporated in Delaware on October 11, 2018. INSU was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

The registration statement for INSU’s initial public offering (“IPO”) was declared effective on September 2, 2020. On September 8, 2020 INSU consummated the IPO of 23,000,000 units (“Units”), and, with respect to the shares of Class A common stock, par value $0.0001 (the “Class A Common Stock”) included in the Units sold (the “Public Shares”), which included the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230.0 million. Simultaneously with the closing of the IPO, INSU consummated the sale of 540,000 units (the “Placement Units”), at a price of $10.00 per Placement Unit in a private placement to the sponsor and Cantor Fitzgerald & Co. (“Cantor”), generating gross proceeds of $5.4 million. Transaction costs amounted to $14.2 million, consisting of $4.0 million in cash underwriting fees, $9.8 million of deferred underwriting fees and $0.4 million of other offering costs. Following the closing of the IPO on September 8, 2020, $230.0 million ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Placement Units was placed in a trust account (the “Trust Account”), which was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by INSU.

Business Combination

On February 9, 2021, the Company consummated a merger pursuant to that certain Agreement and Plan of Merger and Reorganization, dated November 24, 2020, and as amended on January 12, 2021 and February 8, 2021 (the “Merger Agreement”), by and among INSU, INSU II Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of INSU (“Merger Sub”) and MetroMile, Inc., a Delaware corporation (“Legacy Metromile”), pursuant to which, among other things, Merger Sub merged with and into Legacy Metromile, with Legacy Metromile surviving the merger as a wholly owned subsidiary of the Company (the “Merger,” and together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). In connection with the closing of the Business Combination (the “Closing”), the Company changed its name to Metromile, Inc., and Legacy Metromile changed its name to Metromile Operating Company. Unless the context indicates otherwise, references to “INSU” refer to the historical operations of INSU prior to the Closing, and references to the “Company,” “Metromile” and “Metromile Operating Company” refer to the historical operations of Legacy Metromile and its consolidated subsidiaries prior to the Closing and the business of the combined company and its subsidiaries following the Closing.

The Merger was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”). Under this method of accounting, INSU, who was the legal acquirer, is treated as the “acquired” company for financial reporting purposes and Metromile Operating Company is treated as the accounting acquirer. This determination was primarily based on the fact that Metromile Operating Company’s stockholders prior to the Merger have a majority of the voting power of the Company, Metromile Operating Company’s senior management now comprise substantially all of the senior management of the Company, the relative size of Metromile Operating Company compared to the Company, and that Metromile Operating Company’s operations comprise the ongoing operations of the Company. Accordingly, for accounting purposes, the Merger is treated as the equivalent of a capital transaction in which Metromile Operating Company issued stock for the net assets of INSU, which are stated at historical cost, with no goodwill or other intangible assets recorded, and Metromile Operating Company’s financial statements became those of the Company.

Pursuant to the Amended and Restated Certificate of Incorporation of the Company, at the closing, each share of INSU’s Class B Common Stock, par value $0.0001 per share (the “Class B Common Stock”), converted into one share of INSU’s Class A Common Stock. After the Closing and following the effectiveness of the Second Amended and Restated Certificate of Incorporation of the Company, each share of Class A Common Stock was automatically reclassified, redesignated and changed into one validly issued, fully paid and non-assessable share of the Company’s Common Stock, par value $0.0001 per share (the “Common Stock”), without any further action by the Company or any stockholder thereof.

On February 9, 2021, a number of purchasers (each, a “Subscriber”) purchased from the Company an aggregate of 17,000,000 shares of Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $170.0 million, pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into effective as of November 24, 2020. Pursuant to the Subscription Agreements, the Company gave certain registration rights to the Subscribers with respect to the PIPE Shares. The sale of PIPE Shares was consummated concurrently with the Closing.

Description of Business after the Business Combination

The Company, through Metromile Operating Company and its wholly owned subsidiary, Metromile Insurance Services LLC (the “GA Subsidiary”), sells pay-per-mile auto insurance to consumers in eight states: California, Washington, Oregon, Illinois, Pennsylvania, Virginia, New Jersey, and Arizona. Metromile Operating Company has a wholly owned subsidiary, Metromile Insurance Company (the “Insurance Company”), which focuses on property and casualty insurance. In January 2019, Metromile Operating Company formed Metromile Enterprise Solutions, LLC (“Enterprise”), a wholly owned subsidiary, which focuses on selling its insurance solution technology to third party customers.

The Insurance Company provides auto insurance to customers with premiums based on a flat rate plus an adjustable rate based on actual miles driven. To record miles driven, the GA Subsidiary may provide drivers with a telematics device, the Metromile Pulse, which plugs into a car’s on-board diagnostic system to capture mileage.

The GA Subsidiary acts as a full-service insurance General Agent (“GA”). As a full-service GA, the subsidiary provides all policy pricing, binding, and servicing (payments and customer service) for the policyholders. Until late 2016, the GA Subsidiary underwriting carrier was National General Insurance (“NGI”) and its related carriers. The GA Subsidiary began transitioning NGI-issued policies upon renewal in late 2016 to the Insurance Company and has only a small number of policies with NGI as of June 30, 2021. Policies underwritten by the Insurance Company are binded by the GA as well as through a network of independent agents.

NGI handles claims for the GA Subsidiary’s policies underwritten by NGI and its related carriers, for which it pays NGI a fee for the LAE. NGI bears the risk of loss under these policies. Accordingly, the Company has no exposure to claims that would require an accrual for those NGI-related losses.

The Insurance Company bears risk of loss under all insurance policies it underwrites. The financial statements include reserves for future claims based on actuarial estimates for the Insurance Company. The Loss and LAE reserves as of December 31, 2020 and June 30, 2021 (unaudited) were $57.1 million and $65.5 million, respectively.

Basis of Presentation

The accompanying interim unaudited consolidated financial statements have been prepared in accordance GAAP and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). References to the Accounting Standard Codification (“ASC”) and Accounting Standard Updates (“ASU”) included hereinafter refer to the Accounting Standards Codification and Updates established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative GAAP. The consolidated financial statements include the accounts of Metromile, Inc. and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated in consolidation.

These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2020, which are included in the Company’s Post-Effective Amendment No. 1 to Form S-1 filed with the SEC on August 9, 2021.

Liquidity and Capital Resources

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has had recurring losses and an accumulated deficit since its inception, related primarily to the development of its website, technology, customer acquisition, insurance losses and other operations. The Company obtained additional funding of $310 million in 2021 in connection with the Business Combination to support its ongoing operations and fund future growth of the Company. Management has concluded that substantial doubt regarding the Company’s ability to continue as a going concern for the period August 2021 through September 2022 has been alleviated based upon the recent funding and future operational improvement plans.

In the first quarter of 2020, the global pandemic caused by COVID-19 breached the U.S. and resulted in Shelter-In-Place orders across the country and insurance department bulletins limiting the actions that insurance carriers may take and reducing the amount of premiums that will be promptly received in the short term. These factors resulted in a significant decline in both revenues and losses of the Insurance Company. In addition, in response to these events, the Company performed a temporary reduction in force of 125 employees to further align costs with revenue during the second quarter of 2020. The Company will continue to monitor the situation closely, but given the uncertainty about the duration or magnitude of the pandemic, management cannot estimate the impact on its financial condition, operations, and workforce.

Unaudited interim financial information

The accompanying interim consolidated balance sheet as of June 30, 2021, the interim consolidated statements of operations, comprehensive loss, convertible preferred stock and stockholders’ (deficit) equity for the three months and six months ended June 30, 2020 and 2021, and cash flows for the six months ended June 30, 2020 and 2021 are unaudited. These unaudited interim consolidated financial statements are presented in accordance with the rules and regulations of the SEC and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with GAAP. In management’s opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the annual financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of June 30, 2021 and the Company’s consolidated results of operations for the three months and six months ended June 30, 2020 and 2021, and cash flows for the six months ended June 30, 2020 and 2021. The results of operations for the periods presented are not necessarily indicative of the results to be expected for the full fiscal year or any other future interim or annual periods.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. The Company’s principal estimates include unpaid losses and LAE reserves; the fair value of investments; the fair value of stock-based awards; the fair value of the warrant liability; premium refunds to policyholders; reinsurance recoverable on unpaid loss; and the valuation allowance for income taxes. Because of uncertainties associated with estimating the amounts, timing and likelihood of possible outcomes, actual results could differ materially from these estimates.

There have been no material changes to our significant accounting policies from our audited consolidated financial statements included in the Company’s Post-Effective Amendment No. 1 to Form S-1 filed with the SEC on August 9, 2021.

Digital Assets, Net

During the six months ended June 30, 2021, the Company purchased an aggregate of $1.0 million in digital assets, comprised solely of bitcoin. The Company currently accounts for these digital assets as indefinite-lived intangible assets in accordance with ASC 350, Intangibles — Goodwill and Other. The Company has ownership of and control over the purchased bitcoin asset and uses third-party custodial services to secure it. The digital assets are initially recorded at cost and are subsequently remeasured on the consolidated balance sheets at cost, net of any impairment losses incurred since acquisition.

An impairment analysis is performed at each reporting period to identify whether events or changes in circumstances, in particular decreases in the quoted prices on active exchanges, indicate that it is more likely than not that digital assets held by the Company are impaired. The fair value of digital assets is determined on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, based on quoted prices on the active exchange(s) that the Company has determined is its principal market for bitcoin (Level 1 inputs). If the carrying value of the digital asset exceeds the fair value based on the lowest price quoted in the active exchanges during the period, an impairment loss has occurred with respect to those digital assets in the amount equal to the difference between their carrying values and the price determined.

Impairment losses are recognized within Other expense in the consolidated statements of operations in the period in which the impairment is identified. The impaired digital assets are written down to their fair value at the time of impairment and this new cost basis will not be adjusted upward for any subsequent increase in fair value. Gains are not recorded until realized upon sale. There were no digital assets sales during the six months ended June 30, 2021.

Recent Issued Accounting Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In February 2016, FASB issued ASU 2016-02, Leases (Topic 842). Lessees will need to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting, but without explicit bright lines. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model and the new revenue recognition standard. The standard will be effective beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating this new standard and the impact it will have on its consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), intended to improve the timing, and enhance the accounting and disclosure, of credit losses on financial assets. This update modified the existing accounting guidance related to the impairment evaluation for available-for-sale debt securities, reinsurance recoverables, and premiums receivables and could result in the creation of an allowance for credit losses as a contra asset account. The ASU requires a cumulative-effect change to retained earnings in the period of adoption and prospective changes on previously recorded impairments, to the extent applicable. The amendments in ASU 2016-13 are effective for fiscal years beginning after December 15, 2022. The Company is currently evaluating this new standard and believes that it will not have a material impact on the Company’s consolidated financial statements with its current investment portfolio.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions to contract modifications and hedging relationships that reference LIBOR or another reference rate expected to be discontinued. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. The Company is currently evaluating this new standard and the impact it will have on its consolidated financial statements.